UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam High Yield Trust
The fund's portfolio
11/30/10 (Unaudited)

CORPORATE BONDS AND NOTES (83.6%)(a)
		Principal amount	Value

Advertising and marketing services (0.4%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		$2,361,000	$2,378,708
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		2,995,000	2,762,888
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018		855,000	902,025
			6,043,621

Automotive (2.4%)
Affinion Group Holdings, Inc. 144A company guaranty
sr. notes 11 5/8s, 2015		2,805,000	2,790,975
Affinion Group Holdings, Inc. 144A sr. notes 10 3/4s,
2016		2,380,000	2,641,800
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		5,450,000	5,232,000
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		4,490,000	5,096,150
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		1,275,000	1,350,567
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		1,520,000	1,626,400
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		3,340,000	3,640,600
Motors Liquidation Co. sr. unsec. notes 8 1/4s, 2023
(In default) (NON)		2,555,000	792,050
Motors Liquidation Co. sr. unsec. unsub. notes 8 3/8s,
2033 (In default) (NON)		2,390,000	752,850
Navistar International Corp. sr. notes 8 1/4s, 2021		3,765,000	4,028,550
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	3,040,000	4,061,118
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$1,055,000	1,136,763
TRW Automotive, Inc. 144A sr. notes 8 7/8s, 2017		1,000,000	1,115,000
			34,264,823

Basic materials (7.3%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		3,102,000	3,164,040
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		1,155,000	1,186,763
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		600,000	634,500
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.292s, 2013 (Netherlands)		2,647,000	2,441,858
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019		3,295,000	3,591,550
Edgen Murray Corp. company guaranty sr. notes 12 1/4s,
2015		1,040,000	876,200
Exopack Holding Corp. company guaranty sr. unsec.
notes 11 1/4s, 2014		3,185,000	3,280,550
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		3,915,000	4,076,494
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		1,910,000	1,953,372
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		1,001,000	1,113,613
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015		2,105,000	2,168,150
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		635,000	657,225
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		1,933,000	2,024,818
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		720,000	741,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		1,210,000	1,200,925
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 8 5/8s, 2020		1,270,000	1,355,725
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		1,220,000	1,293,200
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		1,380,000	1,435,200
Ineos Group Holdings PLC company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	2,255,000	2,473,171
Jefferson Smurfit escrow bonds 8 1/4s, 2012		$1,217,000	49,441
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	1,900,000	2,427,269
Lyondell Chemical Co. sr. notes 11s, 2018		$6,831,259	7,599,776
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		3,565,000	3,845,744
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		295,000	330,400
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		2,603,000	2,726,643
Momentive Performance Materials, Inc. 144A notes 9s,
2021		3,801,000	3,781,995
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		2,285,000	2,067,925
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		2,635,000	3,241,050

Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		2,589,000	2,663,434
Old All, Inc. company guaranty sr. unsec. notes 9s,
2014 (In default) (NON)		4,534,000	9,521
Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		795,000	791,025
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	875,000	1,310,453
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$1,005,000	1,155,750
Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)		1,050,000	1,071,000
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		3,977,000	4,565,568
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		1,542,000	1,584,405
Sealed Air Corp. 144A sr. unsec. bonds 6 7/8s, 2033		1,165,000	1,086,148
Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015
(Ireland)	EUR	300,000	399,515
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$4,392,000	4,490,820
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		1,925,000	2,107,875
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		610,000	655,750
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		2,340,000	2,363,400
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		2,625,000	2,762,813
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020		880,000	941,600
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)		2,163,000	86,520
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		1,615,000	2,099,500
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		1,025,000	1,053,188
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		1,100,000	1,133,000
Tutor Perini Corp. 144A company guaranty sr. unsec.
notes 7 5/8s, 2018		1,015,000	1,022,613
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		990,000	950,400
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		1,320,000	1,376,100
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		1,705,000	1,664,506
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes FRN Ser. B, 4.037s, 2014		1,495,000	1,330,550
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		1,055,000	1,047,088
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		1,177,000	1,277,045
			102,738,784

Broadcasting (2.1%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016		695,000	736,700
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		2,240,000	1,680,000
Clear Channel Communications, Inc. sr. unsec. unsub.
notes 5s, 2012		840,000	806,400
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2017		1,085,000	1,150,100
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		3,600,000	3,843,000
DISH DBS Corp. company guaranty 7 1/8s, 2016		1,832,000	1,882,380
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		3,050,000	3,202,500
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		2,435,000	2,435,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
144A sr. notes 8 7/8s, 2017		2,845,000	2,965,913
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		1,475,000	1,511,875
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		1,245,000	1,369,500
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		3,040,984	3,215,841
Univision Communications, Inc. 144A sr. notes 7 7/8s,
2020		45,000	46,013
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		2,090,000	2,445,300
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		3,210,000	3,193,950
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (F)(NON)		1,025,000	--
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)		3,903,000	--
			30,484,472

Building materials (1.1%)
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		2,135,000	2,180,369
Building Materials Corp. 144A sr. notes 7s, 2020		1,145,000	1,179,350
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		1,025,000	1,004,500
Nortek, Inc. company guaranty sr. notes 11s, 2013		2,419,199	2,546,207
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		2,065,000	2,065,000
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		5,000,000	5,937,500
Roofing Supplay Group, LLC/Roofing Supply Finance,
Inc. 144A sr. notes 8 5/8s, 2017		600,000	595,500
			15,508,426

Cable television (2.1%)
Adelphia Communications Corp. escrow bonds zero %, 2011		4,000	60
Adelphia Communications Corp. escrow bonds zero %, 2011		4,000	60
Adelphia Communications Corp. escrow bonds zero %, 2011		81,000	1,215
Adelphia Communications Corp. escrow bonds zero %, 2011		2,906,000	43,590
Adelphia Communications Corp. escrow bonds zero %, 2011		2,223,000	33,345
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		1,781,000	1,814,394
Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017		2,795,000	3,039,563
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		755,000	809,738
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018		1,820,000	1,929,200
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		6,188,928	7,279,727
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		1,140,000	1,179,900
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		5,100,000	5,227,500
Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company guaranty
sr. notes 8s, 2012		2,350,000	2,455,750
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		1,052,000	1,153,255
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		760,000	758,100
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		670,000	676,700
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		815,000	910,763
Virgin Media Finance PLC sr. notes 9 1/8s, 2016
(United Kingdom)		1,780,000	1,891,250
			29,204,110

Capital goods (4.8%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		1,755,000	1,952,438
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		560,000	574,000
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		4,118,000	4,488,620
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		4,450,000	4,628,000
Ardagh Packaging Finance PLC sr. notes Ser. REGS,
7 3/8s, 2017 (Ireland)	EUR	565,000	734,031
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	790,000	1,026,344
Baldor Electric Co. company guaranty 8 5/8s, 2017		$1,590,000	1,772,850
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		1,915,000	1,962,875
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		440,000	422,400
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		3,035,000	2,906,013
Case New Holland, Inc. 144A sr. notes 7 7/8s, 2017
(Netherlands)		1,775,000	1,956,938
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		2,823,000	2,978,265
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	610,000	826,410
Graham Packaging Co., Inc. 144A company guaranty sr.
notes 8 1/4s, 2018		$415,000	423,300
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		2,795,000	3,119,919
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		7,826,000	9,463,082
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		1,950,000	1,794,000
Mueller Water Products, Inc. company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		400,000	439,000
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		1,615,000	1,635,188
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		1,330,000	1,386,525
Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019		1,095,000	1,114,163
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		1,845,000	1,877,288
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		2,215,000	1,024,438
Ryerson, Inc. company guaranty sr. notes 12s, 2015		4,018,000	4,123,473
Tenneco, Inc. company guaranty sr. unsec. sub. notes
8 5/8s, 2014		2,469,000	2,536,898
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		1,040,000	1,085,500
Terex Corp. sr. unsec. sub. notes 8s, 2017		4,539,000	4,476,589
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		2,235,000	2,251,763
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		2,790,000	2,971,350
TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		1,471,000	1,511,453
			67,463,113

Coal (1.7%)
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		2,295,000	2,513,025
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		2,141,000	2,165,086
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		4,745,000	5,136,463
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		3,785,000	4,068,875

International Coal Group, Inc. sr. notes 9 1/8s, 2018		2,595,000	2,822,063
Peabody Energy Corp. company guaranty 7 3/8s, 2016		6,428,000	7,086,870
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		262,000	282,960
			24,075,342

Commercial and consumer services (1.7%)
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		708,000	722,160
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		1,462,000	1,571,650
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		3,640,000	3,972,150
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		3,720,000	4,017,600
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		3,282,000	3,400,973
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		1,365,000	1,399,125
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		4,315,000	4,239,488
Travelport LLC company guaranty 11 7/8s, 2016		1,759,000	1,798,578
Travelport LLC company guaranty 9 7/8s, 2014		1,883,000	1,864,170
Travelport LLC/Travelport, Inc. 144A company guaranty
sr. unsec. notes 9s, 2016		1,235,000	1,225,738
			24,211,632

Consumer (0.7%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	410,000	550,042
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$1,120,000	1,215,200
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		3,876,000	4,060,110
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		4,352,000	4,498,880
			10,324,232

Consumer staples (7.1%)
Archibald Candy Corp. company guaranty 10s, 2011 (In
default) (F)(NON)		774,063	11,954
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 5/8s, 2014		2,447,000	2,471,470
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		585,000	612,788
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		2,987,000	2,987,000
Blue Acquisition Sub., Inc. 144A company guaranty sr.
unsec. notes 9 7/8s, 2018		2,580,000	2,702,550
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		3,120,000	3,190,200
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		1,834,000	1,815,660
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		738,000	745,380
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018		2,415,000	2,571,975
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		3,323,000	3,563,918
Dave & Buster's, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		2,895,000	3,126,600
Dean Foods Co. company guaranty 7s, 2016		1,855,000	1,701,963
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		2,095,000	2,168,325
Dole Food Co. sr. notes 13 7/8s, 2014		1,372,000	1,663,550
Dole Food Co. 144A sr. sec. notes 8s, 2016		1,405,000	1,461,200
Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		1,131,000	1,138,069
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		3,418,000	3,473,543
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		877,000	695,023
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013		2,279,000	1,600,998
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.297s, 2012		1,012,000	738,760
Hertz Corp. company guaranty 8 7/8s, 2014		3,740,000	3,800,775
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		920,000	929,200
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	2,395,000	3,307,424
JBS USA LLC/JBS USA Finance, Inc. sr. notes 11 5/8s,
2014		$1,050,000	1,223,250
Libbey Glass, Inc. 144A sr. notes 10s, 2015		1,575,000	1,685,250
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		1,200,000	1,296,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. sr. notes 9 1/4s, 2015		2,495,000	2,566,731
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		1,650,000	1,716,000
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		1,005,000	1,045,200
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		2,000,000	2,020,000
Revlon Consumer Products Corp. company guaranty sr.
notes 9 3/4s, 2015		1,720,000	1,806,000
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		880,000	913,000
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		886,000	835,055
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		3,472,000	2,881,760
Rite Aid Corp. 144A company guaranty sr. unsub. notes
8s, 2020		740,000	762,200
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		1,640,000	1,734,300
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,

2017	480,000	530,400
Service Corporation International sr. notes 7s, 2019	1,100,000	1,100,000
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017	1,605,000	1,673,213
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011	116,000	120,640
Smithfield Foods, Inc. sr. unsec. notes Ser. B,
7 3/4s, 2013	2,640,000	2,772,000
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	1,660,000	1,875,800
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	2,717,932	3,016,905
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018	1,435,000	1,553,388
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	6,211,000	6,164,418
SUPERVALU, Inc. sr. unsec. notes 8s, 2016	1,865,000	1,832,363
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	2,508,000	2,971,980
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020	1,000,000	985,000
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	4,985,000	5,433,650
West Corp. 144A sr. notes 7 7/8s, 2019	1,459,000	1,440,763
West Corp. 144A sr. unsec. notes 8 5/8s, 2018	1,488,000	1,547,520
		99,981,111

Energy (oil field) (1.8%)
Bristow Group, Inc. company guaranty 6 1/8s, 2013	3,652,000	3,689,287
Complete Production Services, Inc. company guaranty
8s, 2016	2,055,000	2,106,375
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)	2,875,000	2,795,938
Frac Tech Services, LLC/Frac Tech Finance, Inc 144A
company guaranty sr. notes 7 1/8s, 2018	2,520,000	2,501,100
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	6,787,000	7,058,480
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	1,350,000	1,073,250
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	4,200,000	4,441,500
Trico Shipping AS 144A sr. notes 13 7/8s, 2014
(Norway) (In default) (NON)	1,735,000	1,440,050
		25,105,980

Entertainment (0.6%)
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018	420,000	447,300
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	1,125,000	1,206,563
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014	4,678,000	3,847,655
Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018	800,000	844,000
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015	1,075,000	1,134,125
Universal City Development Partners, Ltd. company
guaranty sr. unsec. sub. notes 10 7/8s, 2016	735,000	797,475
		8,277,118

Financials (8.3%)
ABN Amro North American Holding Preferred Capital
Repackage Trust I 144A jr. sub. bonds FRB 6.523s,
perpetual maturity	1,675,000	1,448,875
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	2,485,000	2,615,463
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014	1,484,000	1,328,230
Ally Financial, Inc. sr. unsec. unsub. notes 6 3/4s,
2014	1,442,000	1,465,076
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017	2,065,000	1,982,400
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8s, 2020	1,270,000	1,308,100
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	920,000	901,600
American General Finance Corp. sr. unsec. notes Ser.
MTNJ, 6.9s, 2017	5,670,000	4,493,475
American General Finance Corp. sr. unsec. notes Ser.
MTNI, 4 7/8s, 2012	3,035,000	2,814,963
American General Finance Corp. sr. unsec. notes Ser.
MTNJ, 5 5/8s, 2011	906,000	887,880
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	2,607,000	2,659,140
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	1,820,000	1,624,659
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	1,695,000	1,619,498
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	695,000	698,475
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	1,674,000	1,630,058
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	1,525,000	1,767,094
CB Richard Ellis Services, Inc. 144A company guaranty
sr. unsec. notes 6 5/8s, 2020	1,420,000	1,420,000
CIT Group, Inc. sr. bonds 7s, 2017	10,316,311	10,058,403
CIT Group, Inc. sr. bonds 7s, 2016	7,943,079	7,804,075
CIT Group, Inc. sr. bonds 7s, 2015	3,192,848	3,144,955
CIT Group, Inc. sr. bonds 7s, 2014	1,225,848	1,213,590
CIT Group, Inc. sr. bonds 7s, 2013	2,076,231	2,078,826
Dresdner Funding Trust I 144A bonds 8.151s, 2031	2,215,000	2,059,950
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	1,695,000	1,678,050

E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017		3,399,000	3,917,348
HBOS Capital Funding LP 144A bank guaranty jr. unsec.
sub. FRB 6.071s, perpetual maturity (Jersey)		3,560,000	3,106,100
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)		2,805,000	2,687,050
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		1,156,000	1,156,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		5,295,000	5,255,288
ING Groep NV jr. unsec. sub. notes 5.775s, perpetual
maturity (Netherlands)		920,000	772,800
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)		960,000	873,600
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		1,345,000	1,459,325
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,824,000	1,883,280
Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058		490,000	609,464
Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. bonds 7.8s, 2037		1,075,000	1,064,250
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)		3,195,000	3,402,675
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		680,000	685,100
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		2,882,000	2,871,193
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		2,700,000	2,693,250
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		2,395,000	2,472,838
Regions Financing Trust II company guaranty jr. unsec.
sub. bond FRB 6 5/8s, 2047		2,260,000	1,830,600
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015		6,165,000	6,041,700
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)		4,055,000	3,487,300
Sabra Health Care LP/Sabra Capital Corp. 144A company
guaranty sr. notes 8 1/8s, 2018 (R)		1,765,000	1,782,650
SLM Corp. sr. notes Ser. MTN, 8s, 2020		1,975,000	1,984,875
SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		5,760,000	6,014,886
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013		1,360,000	1,349,800
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.161s, 2014		756,000	646,380
			116,750,587

Gaming and lottery (2.8%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		2,560,000	2,534,400
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		3,260,000	3,488,200
Gateway Casinos & Entertainment, Ltd. 144A company
guaranty sr. notes 8 7/8s, 2017	CAD	815,000	817,821
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		$5,906,000	4,990,570
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2015		710,000	660,300
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		4,810,000	5,242,900
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		4,445,000	4,217,194
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		4,615,000	553,800
MGM Resorts International sr. notes 6 3/4s, 2012		2,000	1,963
MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015		1,160,000	1,003,400
MGM Resorts International sr. notes 10 3/8s, 2014		485,000	538,350
MGM Resorts International 144A sr. notes 9s, 2020		515,000	561,350
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		4,035,000	4,156,050
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		675,000	740,813
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		1,475,000	1,587,469
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		2,940,000	2,899,575
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty 1st mtge. notes 7 3/4s, 2020		1,485,000	1,566,626
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		4,122,000	4,513,590
			40,074,371

Health care (5.5%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		4,425,000	4,823,250
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		2,790,000	2,939,963
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		3,409,000	3,566,666
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020		685,000	679,006
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018		2,040,000	2,022,150
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes 8 3/4s, 2016 (Ireland)		3,550,000	3,558,875
HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021		3,929,000	3,865,154
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		4,305,000	4,600,969
HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		4,655,000	5,073,950
HCA, Inc. sr. sec. notes 9 1/4s, 2016		5,580,000	5,970,600
HCA, Inc. sr. sec. notes 9 1/8s, 2014		3,928,000	4,094,940
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		3,165,000	3,192,694
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes

8 3/4s, 2014	80,000	81,000
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018	2,010,000	2,135,625
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	1,055,000	1,070,825
Select Medical Corp. company guaranty 7 5/8s, 2015	535,000	532,325
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	279,000	298,530
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	3,850,000	3,907,750
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	762,852	770,481
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	630,000	680,400
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	1,340,000	1,497,450
Tenet Healthcare Corp. sr. notes 9s, 2015	5,394,000	5,785,065
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020	2,450,000	2,401,000
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	1,000,000	1,027,500
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)	2,227,000	2,227,000
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	2,142,000	2,216,970
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	410,000	399,750
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018	1,020,000	1,003,425
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	410,000	404,875
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	6,916,000	7,344,149
		78,172,337

Homebuilding (1.3%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2015	1,175,000	1,108,906
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	1,390,000	1,334,400
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019	1,590,000	1,498,575
Lennar Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2018	3,450,000	3,251,625
M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018	3,705,000	3,695,738
Meritage Homes Corp. company guaranty 6 1/4s, 2015	698,000	695,383
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	5,650,000	4,873,125
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	1,950,000	2,223,000
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	473,000	487,190
		19,167,942

Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	2,331,000	2,634,030
		2,634,030

Lodging/Tourism (0.3%)
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	3,790,000	4,192,688
		4,192,688

Media (1.1%)
Nielsen Finance LLC Co. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018	2,050,000	2,085,875
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	4,160,000	4,201,600
QVC Inc. 144A sr. notes 7 3/8s, 2020	1,425,000	1,489,125
QVC Inc. 144A sr. notes 7 1/2s, 2019	3,215,000	3,375,750
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016	2,280,000	2,376,900
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014	1,265,000	1,176,450
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014	655,000	604,238
		15,309,938

Oil and gas (7.5%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	3,150,000	3,380,259
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	2,275,000	2,425,462
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	1,140,000	1,081,087
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	1,142,000	1,024,945
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018	2,045,000	2,177,925
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018	3,180,000	3,164,100
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	5,058,000	4,956,840
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020	1,880,000	1,936,400
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	790,000	884,800

Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)	2,163,170	1,806,247
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	1,255,000	1,280,100
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	4,277,000	4,212,845
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	2,435,000	2,617,625
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	5,240,000	5,462,700
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	475,000	526,063
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	2,062,000	2,247,580
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	3,632,000	3,740,960
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	5,480,000	5,206,000
Forest Oil Corp. sr. notes 8s, 2011	4,280,000	4,472,600
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	6,319,000	6,397,988
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	490,000	514,500
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	6,054,000	6,175,080
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015	1,590,000	1,677,450
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	2,275,000	1,581,125
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	5,540,000	3,808,750
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	625,000	631,250
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	210,000	208,950
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	585,000	659,588
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	3,525,000	3,948,000
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	787,000	816,513
Plains Exploration & Production Co. company guaranty
7s, 2017	4,966,000	5,028,075
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	1,017,000	981,405
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	1,223,000	1,250,518
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	1,585,000	1,818,788
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	1,080,000	1,117,800
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	3,090,000	3,306,300
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	4,321,000	3,986,123
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	5,452,000	5,179,400
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	925,000	957,375
Whiting Petroleum Corp. company guaranty 7s, 2014	2,107,000	2,191,280
Williams Cos., Inc. (The) notes 7 3/4s, 2031	474,000	531,694
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	1,033,000	1,249,127
		106,621,617

Publishing (0.8%)
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	3,996,959	2,518,084
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	332,920	339,578
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	3,280,000	3,280,000
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	2,080,000	2,064,400
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	849,000	872,348
McClatchy Co. (The) company guaranty sr. notes
11 1/2s, 2017	2,365,000	2,477,338
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(F)(PIK)	3,373,883	168,694
		11,720,442

Regional Bells (0.9%)
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	1,218,000	1,193,640
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018	2,745,000	2,484,225
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020	2,615,000	2,876,500
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017	1,465,000	1,611,500
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	1,355,000	1,497,275
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	462,000	466,620
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	2,586,000	2,786,415
		12,916,175

Retail (3.3%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	800,000	814,000
Bon-Ton Department Stores, Inc. (The) company guaranty

10 1/4s, 2014	3,701,000	3,719,505
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	3,851,000	3,956,903
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021	1,412,000	1,390,820
Giraffe Acquisition Corp. 144A sr. unsec. notes
9 1/8s, 2018	1,240,000	1,246,200
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	1,040,000	1,102,400
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 3/8s, 2015	2,580,000	3,005,700
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	4,555,000	4,925,094
Michaels Stores, Inc. 144A sr. notes 7 3/4s, 2018	1,965,000	1,910,963
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015	6,290,434	6,542,051
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	1,415,000	1,489,288
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016	4,421,000	4,343,633
PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018	1,455,000	1,473,188
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	1,933,000	1,802,523
Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017	2,400,000	2,550,000
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017	4,475,000	5,034,375
Toys R US-Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016	610,000	626,775
		45,933,418

Technology (4.6%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s,
2017	1,940,000	2,046,700
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020	835,000	855,875
Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	529,000	428,490
Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s,
2015	1,140,000	1,131,450
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	2,751,850	2,662,415
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	3,360,000	3,234,000
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020	1,475,000	1,574,563
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017	1,475,000	1,556,125
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	8,948,136	7,717,767
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	1,510,000	1,283,500
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	3,375,000	2,598,750
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020	1,015,000	1,055,600
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	419,551	421,649
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	4,616,000	4,685,240
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	2,315,000	2,193,463
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	1,495,000	1,618,338
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	2,645,000	2,770,638
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	698,000	732,900
Iron Mountain, Inc. company guaranty 7 3/4s, 2015	60,000	60,300
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	211,000	211,528
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	960,000	1,051,200
Jazz Technologies, Inc. 144A notes 8s, 2015 (F)	2,491,000	2,192,080
NXP BV/NXP Funding, LLC company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)	3,195,000	3,274,875
NXP BV/NXP Funding, LLC company guaranty sr. notes FRN
Ser. EXCH, 3.039s, 2013 (Netherlands)	2,565,000	2,423,925
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)	3,105,000	3,353,400
STATS ChipPAC, Ltd. 144A company guaranty sr. unsec.
notes 7 1/2s, 2015 (Singapore)	400,000	429,500
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	3,027,000	3,140,513
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020	3,548,000	3,548,000
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	835,000	931,025
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	4,285,000	5,120,575
		64,304,384

Telecommunications (6.9%)
Angel Lux Common S.A.R.L. 144A sr. bond 8 7/8s, 2016
(Denmark)	931,000	991,515
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	3,545,000	3,753,269
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	2,640,000	2,801,700
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018
(Jamaica)	1,490,000	1,639,000
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)	2,540,000	2,667,000
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015

(Jamaica)		1,064,000	1,074,640
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		315,000	330,750
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)		2,118,000	2,176,245
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		3,974,000	4,232,310
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		3,090,000	3,082,275
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		5,781,000	6,127,860
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		5,774,000	6,048,265
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		1,825,000	1,870,625
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 1/2s, 2013 (Bermuda)		52,000	52,000
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		4,858,000	4,687,970
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		3,690,000	3,819,150
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		2,578,000	2,455,545
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		6,135,000	5,920,275
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		4,280,000	4,750,800
PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s, 2018		2,270,000	2,241,625
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		3,151,000	3,292,795
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		2,571,000	2,603,138
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		465,000	509,175
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		3,030,000	3,272,400
Sprint Capital Corp. company guaranty 6 7/8s, 2028		6,828,000	5,803,800
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		3,700,000	3,848,000
Wind Acquisition Finance SA 144A company guaranty sr.
notes 7 1/4s, 2018 (Netherlands)		3,975,000	3,915,375
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		2,755,000	3,058,050
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	255,000	371,345
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes 12 1/4s, 2017 (Italy) (PIK)		$1,586,485	1,792,728
Windstream Corp. company guaranty 8 5/8s, 2016		2,557,000	2,652,888
Windstream Corp. company guaranty 8 1/8s, 2013		1,975,000	2,157,688
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		825,000	849,750
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		2,863,000	3,006,150
			97,856,101

Telephone (0.5%)
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		1,855,000	1,896,738
Cricket Communications, Inc. 144A company guaranty sr.
unsec. notes 7 3/4s, 2020		5,190,000	4,787,775
			6,684,513

Textiles (0.6%)
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		1,640,000	1,744,550
Hanesbrands, Inc. 144A company guaranty sr. notes
6 3/8s, 2020		2,715,000	2,592,825
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		972,000	1,020,600
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		2,965,000	3,039,125
			8,397,100

Tire and rubber (0.4%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		4,535,000	4,965,825
			4,965,825

Transportation (0.3%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018		2,815,000	2,927,600
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	1,008,000	1,267,824
			4,195,424

Utilities and power (4.5%)
AES Corp. (The) sr. unsec. notes 8s, 2020		1,291,000	1,349,095
AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016		270,000	299,700
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,655,000	1,721,200
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		2,230,000	2,269,025
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		4,228,000	4,206,860
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		3,247,000	3,265,115
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		7,230,000	4,717,575
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		1,916,000	1,638,180
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		435,000	419,775
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,900,000	1,463,000
Edison Mission Energy sr. unsec. notes 7s, 2017		60,000	47,100

El Paso Corp. sr. unsec. notes 12s, 2013	1,005,000	1,228,613
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031	121,000	125,689
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,597,000	2,000,956
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	599,854	371,909
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020	940,000	961,765
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020	1,354,000	1,388,736
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020	4,020,000	3,829,050
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018	610,000	579,500
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	562,000	604,150
KCP&L Greater Missouri Operations Co. sr. unsec. notes
7.95s, 2011	156,000	157,753
Mirant Americas Generation, Inc. sr. unsec. notes
9 1/8s, 2031	2,070,000	1,976,850
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,866,000	1,898,655
Mirant North America, LLC company guaranty 7 3/8s, 2013	4,782,000	4,853,730
NRG Energy, Inc. company guaranty 7 3/8s, 2017	2,440,000	2,452,200
NRG Energy, Inc. sr. notes 7 3/8s, 2016	9,600,000	9,648,000
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	1,560,000	1,577,778
NV Energy, Inc. sr. unsec. unsub. notes 8 5/8s, 2014	2,367,000	2,438,010
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	440,000	488,400
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	639,000	686,207
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes 10 1/2s, 2016 (PIK)	3,843,464	2,075,471
Texas Competitive Electric Holdings Co., LLC 144A
company guaranty sr. notes 15s, 2021	2,756,000	2,535,520
		63,275,567

Total corporate bonds and notes (cost $1,150,757,804)		$1,180,855,223

SENIOR LOANS (6.1%)(a)(c)
	Principal amount	Value

Basic materials (0.4%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	$1,593,854	$1,616,434
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	1,593,854	1,616,434
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	1,875,300	1,895,928
		5,128,796

Broadcasting (0.3%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.903s, 2016	3,364,026	2,674,869
Univision Communications, Inc. bank term loan FRN
4.505s, 2017	2,297,918	2,178,714
		4,853,583

Capital goods (0.2%)
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 3/4s, 2015	1,510,935	1,522,267
Tomkins PLC bank term loan FRN Ser. B, 6 3/4s, 2016
(United Kingdom)	735,000	743,039
		2,265,306

Commercial and consumer services (0.3%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	715,000	720,363
Compucom Systems, Inc. bank term loan FRN 3.76s, 2014	1,076,119	1,019,622
Interactive Data Corp. bank term loan FRN Ser. B,
6 3/4s, 2016	2,059,838	2,087,285
		3,827,270

Communication services (0.2%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.755s, 2014	2,430,000	2,334,015
		2,334,015

Consumer cyclicals (1.7%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	3,936,661	3,917,962
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	1,092,263	1,103,575
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.78s, 2014	1,429,045	1,317,043
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	586,826	495,868
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.26s, 2014	2,394,574	858,625
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.26s, 2014	893,497	320,382
Goodman Global, Inc. bank term loan FRN 9s, 2017	1,145,000	1,171,049
Goodman Global, Inc. bank term loan FRN Ser. 1st,
5 3/4s, 2016	4,640,000	4,670,624
NBTY, Inc. bank term loan FRN Ser. B, 6 3/4s, 2017	800,000	808,994
Six Flags Theme Parks bank term loan FRN 9 1/2s, 2016	1,980,000	2,036,925
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	2,873,571	2,885,755

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	6,410,500	4,056,423
		23,643,225

Consumer staples (0.6%)
Burger King Holdings, Inc. bank term loan FRN Ser. B,
6 1/4s, 2016	1,985,000	2,009,799
Claire's Stores, Inc. bank term loan FRN 3.048s, 2014	3,171,106	2,768,554
DineEquity, Inc. bank term loan FRN Ser. B, 6s, 2017	633,942	642,255
Revlon Consumer Products bank term loan FRN 6s, 2015	1,915,375	1,915,362
Rite-Aid Corp. bank term loan FRN Ser. B, 2.01s, 2014	326,625	294,254
Spectrum Brands, Inc. bank term loan FRN 8s, 2016	821,333	836,477
		8,466,701

Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	762,300	762,935
		762,935

Financials (0.5%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	2,435,000	2,452,883
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017	595,000	600,454
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	1,371,150	1,370,008
iStar Financial, Inc. bank term loan FRN 1.753s, 2011	2,045,000	1,956,950
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.289s, 2014	1,145,028	1,066,838
		7,447,133

Gaming and lottery (0.1%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	853,550	881,397
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.288s, 2015	1,275,000	1,114,509
		1,995,906

Health care (0.6%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	2,676,550	2,659,822
Fenwal, Inc. bank term loan FRN 5.549s, 2014	500,000	412,500
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	1,415,000	1,427,381
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.538s, 2014 (PIK)	3,468,011	3,340,849
		7,840,552

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.105s, 2013	116,850	107,294
Realogy Corp. bank term loan FRN Ser. B, 3.286s, 2013	857,246	787,135
		894,429

Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B1, 3.04s, 2014	2,225,000	2,018,493
		2,018,493

Telecommunications (--%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	235,000	253,359
		253,359

Transportation (0.4%)
Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	5,970,119	5,925,343
		5,925,343

Utilities and power (0.5%)
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B3, 3.759s, 2014	9,924,378	7,638,049
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.754s, 2014	186,928	144,360
		7,782,409

Total senior loans (cost $89,335,751)		$85,439,455

COMMON STOCKS (2.9%)(a)
	Shares	Value

AES Corp. (The) (NON)	144,010	$1,556,748
Alliance HealthCare Services, Inc. (NON)	337,558	1,265,843
American Media Operations, Inc. 144A (F)	63,915	6
Avis Budget Group, Inc. (NON)	70,380	935,350
Bohai Bay Litigation, LLC (Escrow) (F) (AFF)	3,899	12,165
CIT Group, Inc. (NON)	31,093	1,226,930
Community Health Systems, Inc. (NON)	54,261	1,728,755
Dana Holding Corp. (NON)	120,744	1,824,442
El Paso Corp.	120,275	1,622,510
FelCor Lodging Trust, Inc. (NON)(R)	182,130	1,080,031
Fortescue Metals Group, Ltd. (Australia) (NON)	200,750	1,213,877
Freeport-McMoRan Copper & Gold, Inc. Class B	23,780	2,409,390

General Motors Co. (NON)			64,860	2,218,212
Interpublic Group of Companies, Inc. (The) (NON)			68,800	732,720
Leap Wireless International, Inc. (NON)			29,012	315,796
Louisiana-Pacific Corp. (NON)			136,715	1,121,063
LyondellBasell Industries NV Class A (Netherlands)
(NON)			60,594	1,769,951
LyondellBasell Industries NV Class B (Netherlands)
(NON)			23,146	675,863
Nortek, Inc. (NON)			64,161	2,630,601
Owens Corning, Inc. (NON)			22,070	580,662
Petrohawk Energy Corp. (NON)			88,840	1,584,017
Sealy Corp. (NON)			644,663	1,946,882
Service Corporation International			240,756	1,940,493
Spectrum Brands Holdings, Inc. (NON)			56,236	1,520,059
Sprint Nextel Corp. (NON)			408,745	1,545,056
Stallion Oilfield Holdings, Ltd.			34,774	808,496
Temple-Inland, Inc.			35,690	748,419
Terex Corp. (NON)			19,914	483,512
Trump Entertainment Resorts, Inc. (F)			3,732	59,712
TRW Automotive Holdings Corp. (NON)			36,720	1,743,833
Vertis Holdings, Inc. (F)(NON)			135,886	136
Visteon Corp. 144A (NON)			69,854	4,156,313

Total common stocks (cost $38,789,923)				$41,457,843

CONVERTIBLE BONDS AND NOTES (1.5%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$303,000	$303,379
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024			2,180,000	2,441,600
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)			1,325,000	1,805,313
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			1,173,000	2,263,245
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)			1,929,000	2,201,471
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011			800,000	800,000
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012			1,880,000	1,793,050
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012			3,619,000	3,519,478
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014			382,000	480,843
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			930,000	1,095,656
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036			1,649,000	1,558,305
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016
(United Kingdom)			975,000	1,540,500
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014			1,532,000	1,747,399

Total convertible bonds and notes (cost $17,513,090)				$21,550,239

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			39,100	$2,371,024
Crown Castle International Corp. $3.125 cum. cv. pfd.			34,320	2,050,620
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)			103,165	1,007,922
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.			74,812	1,454,861
General Motors Co. Ser. B, $2.375 cv. pfd.			55,378	2,807,665
Great Plains Energy, Inc. $6.00 cv. pfd.			20,030	1,233,648
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.			74,594	1,720,324
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			4,338	2,256
XL Group, Ltd. $2.688 cv. pfd.			70,185	2,004,484

Total convertible preferred stocks (cost $17,645,537)				$14,652,804

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			4,652	$4,153,364

Total preferred stocks (cost $1,772,163)				$4,153,364

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 3.75s, November 15, 2018 (i)			124,000	$136,773

Total U.S. treasury obligations (cost $136,773)				$136,773

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	420	$2,520
Smurfit Kappa Group PLC 144A (Ireland) (F)	10/01/13	EUR .001	4,137	189,313
Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	$0.01	672,570	161,417
Vertis Holdings, Inc. (F)	10/18/15	0.01	9,578	1
Visteon Corp. (F)	10/01/20	9.66	7,599	386,713

Total warrants (cost $666,115)				$739,964

SHORT-TERM INVESTMENTS (3.0%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.19% (e)			42,168,308	$42,168,308

SSgA Prime Money Market Fund 0.15% (i) (P)	110,000	110,000
U.S. Treasury Bills for effective yields ranging from
0.19% to 0.20%, August 25, 2011	$260,000	259,531
U.S. Treasury Bills for effective yields ranging from
0.22% to 0.23%, July 28, 2011	211,000	210,643

Total short-term investments (cost $42,748,615)		$42,748,482

TOTAL INVESTMENTS

Total investments (cost $1,359,365,771) (b)		$1,391,734,147

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $23,769,465) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	12/15/10	$794,365	$814,349	$19,984
	Euro	Sell	12/15/10	3,145,670	3,388,895	243,225

Barclays Bank PLC
	Euro	Sell	12/15/10	1,548,769	1,651,398	102,629

Citibank, N.A.
	Euro	Sell	12/15/10	1,686,007	1,797,600	111,593

Credit Suisse AG
	Euro	Sell	12/15/10	2,845,308	3,034,113	188,805

Deutsche Bank AG
	Euro	Sell	12/15/10	1,828,578	1,949,172	120,594

Goldman Sachs International
	Euro	Sell	12/15/10	435,258	463,997	28,739

HSBC Bank USA, National Association
	Euro	Sell	12/15/10	1,100,373	1,173,314	72,941

JPMorgan Chase Bank, N.A.
	Euro	Sell	12/15/10	1,031,819	1,120,178	88,359

Royal Bank of Scotland PLC (The)
	Euro	Sell	12/15/10	1,238,781	1,320,583	81,802

State Street Bank and Trust Co.
	Euro	Sell	12/15/10	404,428	423,701	19,273

UBS AG
	Euro	Sell	12/15/10	3,505,089	3,736,867	231,778

Westpac Banking Corp.
	Australian Dollar	Sell	12/15/10	1,304,968	1,360,271	55,303
	Euro	Sell	12/15/10	1,440,150	1,535,027	94,877

Total						$1,459,902

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 15
Version 1 Index	B+	$31,250	$10,000,000	12/20/15	500 bp	$(67,906)

Total						$(67,906)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2010.

Key to holding's currency abbreviations

CAD	Canadian Dollar
EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,412,124,152.

(b) The aggregate identified cost on a tax basis is $1,361,862,695, resulting in gross unrealized appreciation and depreciation of $75,911,772 and $46,040,320, respectively, or net unrealized appreciation of $29,871,452.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

Bohai Bay Litigation, LLC (Escrow)	$--	$--	$--	$12,165
	--	--	--	--

Totals	$--	$--	$--	$12,165

Market values are shown for those securities affiliated at period end.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,423 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $173,150,988 and $145,232,119, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $10,000,000 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to hedge teh fund's exposure to risk, to the hedge the fund's exposure to market risk and to gain exposure to individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $7,500,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $109,934 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $10,797 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$6,724,686	$1,213,877	$--

Capital goods	483,512	--	--

Communication services	1,860,852	--	--

Consumer cyclicals	12,757,383	4,156,313	59,854

Consumer staples	4,395,902	--	--

Energy	1,584,017	808,496	12,165

Financials	1,226,930	--	--

Health care	2,994,598	--	--

Utilities and power	3,179,258	--	--

Total common stocks	35,207,138	6,178,686	72,019

Convertible bonds and notes	--	21,550,239	--

Convertible preferred stocks	--	14,652,804	--

Corporate bonds and notes	--	1,178,482,495	2,372,728

Preferred stocks	--	4,153,364	--

Senior loans	--	85,439,455	--

Warrants	--	2,520	737,444

U.S. treasury obligations	--	136,773

Short-term investments	42,278,308	470,174	--

Totals by level	$77,485,446	$1,311,066,510	$3,182,191

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$1,459,902	$--

Credit default contracts	--	(99,156)	--

Totals by level	$--	$1,360,746	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$--	$(99,156)

Foreign exchange contracts	1,459,902	--

Equity contracts	739,964	--

Total	$2,199,866	$(99,156)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011